Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value beginning	$ 5,635,000	$ 6,476,686
Change in valuation inputs or other assumptions	2,012,500	(841,686)	242,914
Fair value ending	7,647,500	5,635,000	6,476,686
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value beginning	9,033,095	9,078,166
Change in valuation inputs or other assumptions	3,758,993	(45,071)	279,026
Fair value ending	12,792,088	9,033,095	9,078,166
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value beginning	3,398,095	2,601,480
Change in valuation inputs or other assumptions	1,746,493	796,615	36,112
Fair value ending	$ 5,144,588	$ 3,398,095	$ 2,601,480